Summary of Significant Accounting Policies (Details) - Schedule of group’s allowance for expected credit losses of accounts receivables - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of group’s allowance for expected credit losses of accounts receivables [Abstract]
Balance at the beginning of the year	¥ 29,000	¥ 20,495	¥ 21,241
Cumulative-effect adjustment upon adoption of ASU 2016-13		7,436
Current period provision for expected credit losses	2,095	4,831	6,533
Write-offs	(3,070)	(3,762)	(7,279)
Balance at the end of the year	¥ 28,025	¥ 29,000	¥ 20,495